OCM GOLD FUND

Schedule of Investments - February 28, 2025

(Unaudited)

Shares			Value
	Common Stocks	96.4%
	Major Gold Producers	24.1%
65,000	Agnico Eagle Mines Ltd.		$6,258,200
105,000	AngloGold Ashanti PLC		3,094,350
200,000	Barrick Gold Corp.		3,550,000
118,670	Endeavour Mining PLC		2,351,582
65,000	Newmont Corp.		2,784,600
			18,038,732
	Intermediate/Mid-Tier Gold Producers	30.6%
290,000	Alamos Gold, Inc.		6,629,400
400,000	Allied Gold Corp.*		1,302,184
500,000	B2Gold Corp.^		1,337,434
250,000	Dundee Precious Metals, Inc.		2,930,606
225,000	Fortuna Mining Corp.*		971,973
12,750,021	Greatland Gold PLC*		1,347,172
50,000	IAMGOLD Corp.*		276,000
130,000	Lundin Gold, Inc.		3,581,559
500,000	OceanaGold Corp.		1,340,890
70,000	Pan American Silver Corp.		1,668,100
800,000	Perseus Mining Ltd.		1,454,455
			22,839,773
	Junior Gold Producers	19.1%
1,464,110	Catalyst Metals Ltd.*		3,715,693
750,000	Emerald Resources N.L.*		1,852,197
62,500	G Mining Ventures Corp.*		657,486
1,659,900	Jaguar Mining, Inc.*		2,879,699
175,000	K92 Mining, Inc.*		1,161,183
500,000	Orezone Gold Corp.*		283,384
800,000	Thor Explorations Ltd.*		207,354
415,000	Wesdome Gold Mines Ltd.*		4,167,784
			14,924,780
	Exploration and Development Companies	8.2%
350,000	Angel Wing Metals, Inc.*		12,096
1,166,666	Ausgold Ltd.*		325,763
250,000	G2 Goldfields, Inc.*		502,834
875,000	Liberty Gold Corp.*		199,578
616,500	Montage Gold Corp.*		1,014,149
734,108	NeXGold Mining Corp.*		329,811
5,000,000	Omai Gold Mines Corp.*		1,209,566
2,758,000	Rio2 Ltd.*		1,410,644
3,000,000	Royal Road Minerals Ltd.*		238,457

Shares			Value
4,578,755	RTG Mining, Inc.*		$56,822
73,823	Vizsla Silver Corp.*		142,478
			5,442,198
	Royalty/Streaming Companies	7.6%
100,000	Vizsla Royalties Corp.*		127,868
80,000	Wheaton Precious Metals Corp.		5,523,362
			5,651,230
	Primary Silver Producers	6.8%
644,400	Aya Gold & Silver, Inc.*		5,113,155

	Total Common Stocks
	(Cost $25,251,125)		72,009,868

	Warrants	0.0%
	Exploration and Development Companies	0.0%
175,000	Angel Wing Metals, Inc. Exercise Price: 0.25 CAD, Expiration Date: 4/26/2025		—
367,054	NeXGold Mining Corp. Exercise Price: 0.95 CAD, Expiration Date: 12/16/2026		—
			—
	Total Warrants
	(Cost $0)		—

	Short-Term Investment	3.6%
2,672,376	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.19%#		2,672,376

	Total Short-Term Investment
	(Cost $2,672,376)		2,672,376

	Total Investments	100.0%
	(Cost $27,923,501)		74,682,244
	Assets less Other Liabilities	0.0%	8,788

	TOTAL NET ASSETS	100.0%	$74,691,032

PLC – Public Limited Company
CAD – Canadian Dollars

*	Non-income producing security.
^	Denoted investment is a Canadian security traded on U.S. stock exchange.
#	The rate is the annualized seven-day yield at period end.